Mar. 31, 2024
Nuveen Green Bond Fund

The following hereby replaces in its entirety the “Annual Fund Operating Expenses” table in the “Fees and expenses” section beginning on page 64 of the Statutory Prospectus in the “Summary information” section for the Nuveen Green Bond Fund:

	Class A	Class I	Premier Class	Class R6	Retirement Class
Management fees	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution (Rule 12b-1) fees	0.25%	—	0.15%	—	—
Other expenses[1]	0.32%	0.35%	0.26%	0.26%	0.51%
Total annual Fund operating expenses	0.97%	0.75%	0.81%	0.66%	0.91%
Waivers and expense reimbursements[2]	(0.21)%	(0.21)%	(0.21)%	(0.21)%	(0.21)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.76%	0.54%	0.60%	0.45%	0.70%
[1]	Restated to reflect estimates for the current fiscal year.
[2]	Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.80% of average daily net assets for Class A shares; (ii) 0.60% of average daily net assets for Class I shares; (iii) 0.60% of average daily net assets for Premier Class shares; (iv) 0.45% of average daily net assets for Class R6 shares; and (v) 0.70% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2025, unless changed with approval of the Board of Trustees.

The following hereby replaces in its entirety the table in the “Example” sub-section of the “Fees and expenses” section on page 65 of the Statutory Prospectus in the “Summary information” section for the Nuveen Green Bond Fund:

	Class A	Class I	Premier Class	Class R6	Retirement Class
1 year	$450	$55	$61	$46	$72
3 years	$652	$219	$238	$190	$269
5 years	$871	$396	$429	$347	$483
10 years	$1,502	$911	$982	$803	$1,100

The following is hereby added after the final paragraph of the “Principal investment strategies” section beginning on page 66 of the Statutory Prospectus in the “Summary information” section for the Nuveen Green Bond Fund:

The Fund may also seek exposure to Regulation S fixed-income securities through investment in a Cayman Islands exempted company that is wholly owned and controlled by the Fund (the “Subsidiary”). Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement offerings without registration with the Securities and Exchange Commission (“SEC”) pursuant to Regulation S under the Securities Act of 1933. The Subsidiary is advised by Advisors and has the same investment objective as the Fund. The Subsidiary may invest without limitation in Regulation S securities.